Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the Securities and Exchange Commission pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and our other NEOs (“Other NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs; these amounts reflect the Summary Compensation Table total with certain adjustments as described in the following table and footnotes.

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Paid to Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(2)(3)	Value of Initial $100 Investment Based on Sutro TSR	Net Income ($M)
2024	$2,332,343	$925,006	$1,308,305	$558,592	$12	$(227)
2023	2,129,979	(539,427)	1,981,262	1,891,050	20	(107)
2022	3,038,904	(307,003)	1,478,746	93,104	37	(119)

(1) For each year represented, the CEO was Mr. Newell.

(2) To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to the applicable SCT total compensation:

		CEO
		2022	2023	2024
	Summary Compensation Table Total	$3,038,904	$2,129,979	$2,332,343
Less:	Grant Date Fair Value of Stock and Option Awards in the Covered Year	-1,966,137	-1,070,713	-$1,347,553
Plus:	Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*	+1,781,675	+699,009	+$464,178
Plus:	Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*	+131,820	+62,103	+$89,606
	Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*	-1,382,023	-1,493,917	-$619,887
	Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*	-1,911,241	-865,889	$6,319
=	Compensation Actually Paid	-$307,003	-$539,427	$925,006

		Average of Other NEOs
		2022	2023	2024
	Summary Compensation Table Total	$1,478,746	$1,981,262	$1,308,305
Less:	Grant Date Fair Value of Stock and Option Awards in the Covered Year	-556,677	-1,268,855	-$583,475
Plus:	Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*	+527,096	+1,178,642	+$208,681
Plus:	Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*	+20,646	-	+$30,383
	Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*	-858,416	-	-$377,078
	Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*	-518,291	-	-$28,225
=	Compensation Actually Paid	$93,104	$1,891,050	$558,592

(*) All stock option valuations included in “Compensation Actually Paid” values were performed using the Black-Scholes option pricing model in a manner generally consistent with the process used to determine stock option grant date fair values under FASB ASC Topic 718 (refer to our annual report for additional detail).

All stock award valuations included in “Compensation Actually Paid” values were performed using closing share prices of the Company’s common stock.

(3) The other NEOs in each covered year were as follows:

2024 - Edward Albini, Jane Chung; 2023 - Anne Borgman, Hanspeter Gerber; 2022 - Trevor Hallam, Jane Chung

Named Executive Officers, Footnote	(3) The other NEOs in each covered year were as follows: 2024 - Edward Albini, Jane Chung; 2023 - Anne Borgman, Hanspeter Gerber; 2022 - Trevor Hallam, Jane Chung
PEO Total Compensation Amount	$ 2,332,343	$ 2,129,979	$ 3,038,904
PEO Actually Paid Compensation Amount	$ 925,006	(539,427)	(307,003)
Adjustment To PEO Compensation, Footnote

(*) All stock option valuations included in “Compensation Actually Paid” values were performed using the Black-Scholes option pricing model in a manner generally consistent with the process used to determine stock option grant date fair values under FASB ASC Topic 718 (refer to our annual report for additional detail).

All stock award valuations included in “Compensation Actually Paid” values were performed using closing share prices of the Company’s common stock.

Non-PEO NEO Average Total Compensation Amount	$ 1,308,305	1,981,262	1,478,746
Non-PEO NEO Average Compensation Actually Paid Amount	$ 558,592	1,891,050	93,104
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 12	20	37
Net Income (Loss)	(227,000,000)	(107,000,000)	(119,000,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,347,553)	(1,070,713)	(1,966,137)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	464,178	699,009	1,781,675
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(619,887)	(1,493,917)	(1,382,023)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,606	62,103	131,820
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,319	(865,889)	(1,911,241)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(583,475)	(1,268,855)	(556,677)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	208,681	1,178,642	527,096
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(377,078)	(0)	(858,416)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,383	0	20,646
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (28,225)	$ (0)	$ (518,291)